Vanguard Target Retirement 2030 Fund Investment Objectives and Goals - Investor Prospectus [Member] - Vanguard Target Retirement 2030 Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Target Retirement 2030 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Target Retirement 2030 Fund (the “Fund”) seeks to provide capital appreciation and current income consistent with its current asset allocation.